Schedule of changes in outstanding RSUs (Details) - Restricted share units [member] - shares	6 Months Ended
	Aug. 31, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Number of RSUs Outstanding, Beginning Balance
Number of RSUs, Granted	2,026,134	2,658,780
Number of RSUs, Vested and exercised	(991,609)	(2,658,780)
Number of RSUs Outstanding, Ending Balance	1,004,000
Number of RSUs, Cancelled	(30,525)